September 20, 2005
Mail Stop 4-6
Ms. Barbara C. Jacobs

Assistant Director	Via EDGAR
Division of Corporation Finance
United States Securities and Exchange Commission
Washington, D.C. 20549

Re:	Axcess International, Inc.
Registration Statement on Form SB-2
Filed August 19, 2005
File No. 333-127685

Form 10-KSB for the year ended December 31, 2004
Forms 10-QSB for the periods ended March 31, and June 30, 2005
File No. 0-11933
Dear Ms. Jacobs:
     On behalf of our client, Axcess International, Inc., we hereby wish to reply to your comment letter dated September 13, 2005. The following paragraphs of this letter are numbered to correspond to the numbers assigned to the comments contained in your letter:
Form 10-KSB for the year ended December 31, 2004
Disclosure Controls and Procedures
     1. We have reviewed your comment with regard to Rule 13(a)-15(e) in the above-referenced Forms 10-QSB. We hereby wish to confirm that our disclosure controls and procedures for the relevant periods met all the requirements of the aforementioned Rule, and we will conform our disclosure in our future periodic filings.
     2. We have reviewed your comment regarding Item 308(c) of Regulation S-B pertaining to the above-described 10-KSB and wish to confirm to the Commission that we have met the standard contained in Item 308(c) and will conform our disclosure to the requirements of Item 308(c) in future filings.
     Should you have any questions with regard to our responses, please do not hesitate to contact me.

Sincerely,
s/s Craig G. Ongley
Craig G. Ongley
CGO/lw

cc:	Mr. Allan Griebenow
Mr. Allan Frank
Axcess International, Inc.
3208 Commander Drive
Carrollton, Texas 75006